INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Current investments	$ 0	$ 37,807	$ 0
Noncurrent investments	2,255	7,359	5,049
Total investments	2,255	45,166	5,049
Debt instruments-fair value through profit and loss
DisclosureOfInvestmentsLineItems [Line Items]
Total investments	0	37,807	0
Equity instruments-fair value through profit and loss
DisclosureOfInvestmentsLineItems [Line Items]
Total investments	$ 2,255	$ 7,359	$ 5,049